BUSINESS ACQUISITIONS - Business acquisitions (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 17, 2020	Apr. 01, 2019	Feb. 13, 2019
Business acquisitions
Business acquisitions		$ 21.0	$ 47.1	$ 35.6
2021 Acquisition
Business acquisitions
Post-closing adjustments		0.2
2021 Acquisition | Telecommunications, sports and entertainment segment
Business acquisitions
Cash consideration		$ 21.2
Serdy Media inc and Serdy Video Inc
Business acquisitions
Purchase price							$ 23.5
Cash acquired							$ 0.5
Post-closing adjustments	$ 1.6
Incendo Media inc
Business acquisitions
Purchase price						$ 11.1
Cash acquired						0.9
Balance consideration payable			3.4			$ 6.8
Post-closing adjustments	$ 0.6
Teledistribution Amos inc. | Videotron
Business acquisitions
Cash consideration			32.9
Cash acquired			$ 0.1
Theatre Capitole | Sports and Entertainment
Business acquisitions
Cash consideration					$ 10.8